Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 1,223	$ 1,328	$ 637
Adjustments required to reconcile net income to cash flows from operating activities:
Depreciation and amortization	1,301	1,251	1,097
Provision for receivables	127	154	180
Provision for inventory	30	39	31
Deferred tax expense (benefit)	96	203	(2)
Undistributed equity in net income of unconsolidated affiliates	(90)	(86)	(37)
Stock-based compensation	125	123	123
Restructuring and asset impairment charges	153	33	483
Payments for restructurings	(144)	(218)	(213)
Contributions to defined benefit pension plans	(364)	(426)	(237)
Increase in accounts receivable and billed portion of finance receivables	(776)	(296)	(118)
Collections of deferred proceeds from sales of receivables	470	380	218
Increase in inventories	0	(124)	(151)
Increase in equipment on operating leases	(276)	(298)	(288)
Decrease in finance receivables	947	90	129
Increase in other current and long-term assets	(265)	(249)	(98)
Increase in accounts payable and accrued compensation	120	82	615
Decrease in other current and long-term liabilities	(71)	(22)	(9)
Net change in income tax assets and liabilities	42	89	229
Net change in derivative assets and liabilities	11	39	85
Other operating, net	(79)	(131)	52
Net cash provided by operating activities	2,580	1,961	2,726
Cash Flows from Investing Activities:
Cost of additions to land, buildings and equipment	(388)	(338)	(355)
Proceeds from sales of land, buildings and equipment	9	28	52
Cost of additions to internal use software	(125)	(163)	(164)
Acquisitions, net of cash acquired	(276)	(212)	(1,734)
Other investing, net	19	10	23
Net cash used in investing activities	(761)	(675)	(2,178)
Cash Flows from Financing Activities:
Net (payments) proceeds on debt	(108)	49	(3,056)
Payment of liability to subsidiary trust issuing preferred securities	0	(670)	0
Common stock dividends	(231)	(241)	(215)
Preferred stock dividends	(24)	(24)	(15)
Proceeds from issuances of common stock	44	44	183
Excess tax benefits from stock-based compensation	10	6	24
Payments to acquire treasury stock, including fees	(1,052)	(701)	0
Repurchases related to stock-based compensation	(42)	(27)	(15)
Distributions to noncontrolling interest	(69)	(22)	(22)
Net cash used in financing activities	(1,472)	(1,586)	(3,116)
Effect of exchange rate changes on cash and cash equivalents	(3)	(9)	(20)
Increase (decrease) in cash and cash equivalents	344	(309)	(2,588)
Cash and cash equivalents at beginning of year	902	1,211	3,799
Cash and Cash Equivalents at End of Year	$ 1,246	$ 902	$ 1,211